RevDate3/16/98VersionBeta 32

                       Seward & Kissel LLP
                        1200 G Street, NW
                       Washington, DC 20005


                                        February 11, 2003



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


            Re:  Alliance Municipal Income Fund, Inc.
                 (File Nos. 33-7812 and 811-0479)


Dear Sir or Madam:

            On behalf of the above-referenced Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) does not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 30, 2002.

                                        Very truly yours,


                                        /s/ Jennifer M. Reik
                                        ---------------------
                                            Jennifer M. Reik

00250.0157 #384202